Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands, except for share and per share data
Numerator:
Net loss	(3,054,017)	(6,808,739)	(7,507,653)
Accretion to redeemable noncontrolling interests	(4,292)	—	—
Net loss attributable to noncontrolling interests	46,605	19,511	10,640

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(3,011,704)	(6,789,228)	(7,497,013)

Denominator:
Weighted average number of ordinary shares outstanding, basic	345,816,023	379,898,121	394,863,584
Weighted average number of ordinary shares outstanding, diluted	345,816,023	379,898,121	394,863,584
Net loss per share, basic	(8.71)	(17.87)	(18.99)
Net loss per share, diluted	(8.71)	(17.87)	(18.99)